Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 104,317	$ 50,438
Liability derivatives	47,038	112,978
Foreign exchange contracts and other derivatives instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	106,932	50,438
Liability derivatives	52,943	116,413
Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	104,317	50,438
Liability derivatives	17,836	77,819
Foreign exchange contracts | Foreign exchange contracts and other derivatives instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	2,615	0
Liability derivatives	5,905	3,435
Cross Currency Interest Rate Swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	0	0
Liability derivatives	$ 29,202	$ 35,159